Shareholders' Equity (Schedule Of Restricted Share Units Activity) (Details) - RSUs [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Restricted Share Units
Restricted Share Units, beginning balance	88,469	94,000	57,000
Restricted Share Units, granted	29,642	2,969	86,000
Restricted Share Units, forfeited	(1,000)	(500)	(8,000)
Restricted Share Units, vested	(46,000)	(8,000)	(41,000)
Restricted Share Units, ending balance	71,111	88,469	94,000
Weighted average grant date fair value
Weighted average grant date fair value, granted	$ 15.59	$ 15.42	$ 36.24
Weighted average grant date fair value, Forfeited	36.24	43.02	36.24
Weighted average grant date fair value, vested	$ 37.35	$ 36.24	$ 35.33